FINANCIAL INSTRUMENTS (Details) - Classified as fair value through profit or loss - Classified as fair value - CAD ($) $ in Thousands	3 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Financial Instruments:
Unrealized gain (loss), including fx, classified as fair value through profit or loss	$ 292,137	$ 77,349
Forward contract
Financial Instruments:
Unrealized gain (loss), including fx, classified as fair value through profit or loss	225,307	48,380
Swap contract
Financial Instruments:
Unrealized gain (loss), including fx, classified as fair value through profit or loss	66,394	28,121
Foreign exchange forward contracts
Financial Instruments:
Unrealized gain (loss), including fx, classified as fair value through profit or loss	1,105	(6,051)
6.5% convertible bond conversion feature
Financial Instruments:
Unrealized gain (loss), including fx, classified as fair value through profit or loss		12,218
Unrealized foreign exchange on Term
Financial Instruments:
Unrealized gain (loss), including fx, classified as fair value through profit or loss	4,147
Weather derivatives
Financial Instruments:
Unrealized gain (loss), including fx, classified as fair value through profit or loss	(1,704)	(2,381)
Other derivative options
Financial Instruments:
Unrealized gain (loss), including fx, classified as fair value through profit or loss	$ (3,112)	$ (2,938)